SHARE CAPITAL (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Equity [Abstract]
SUMMARY OF CHANGES IN COMMON SHARE PURCHASE WARRANTS

A summary of the changes in the Company’s common share purchase warrants during the six months ended April 30, 2022 are as follows:

Expiry Date	Exercise Price ($)	Weighted Average Life (Years)	October 31, 2021	Granted	Exercised	Expired/ Cancelled	April 30, 2022
November 22, 2021	CA$0.19	–	4,160,021	–	(4,080,573)	(79,448)	–
January 17, 2022	CA$0.19	–	7,267,914	–	(5,959,396)	(1,308,518)	–
January 31, 2022	CA$0.19	–	5,382,303	–	(4,341,906)	(1,040,397)	–
February 21, 2022	CA$0.05	–	1,505,200	–	(200,000)	(1,305,200)	–
March 24, 2022	CA$0.19	–	6,341,872	–	(4,515,139)	(1,826,733)	–
March 27, 2022	CA$0.05	–	982,025	–	(882,025)	(100,000)	–
April 27, 2022	CA$0.19	–	791,395	–	(791,395)	–	–
May 9, 2022	CA$0.05	0.02	1,813,725	–	(1,000,000)	–	813,725
May 30, 2022	CA$0.19	0.08	5,223,420	–	(276,675)	–	4,946,745
June 17, 2022	CA$0.19	0.13	17,703,506	–	(1,393,077)	–	16,310,429
July 18, 2022	CA$0.30	0.22	4,350,000	–	(60,960)	–	4,289,040
August 14, 2022	CA$0.05	0.29	200,000	–	(200,000)	–	–
February 13, 2023	CA$0.65	0.79	3,827,601	–	–	–	3,827,601
April 22, 2024	CA$0.20	1.98	–	933,333	–	–	933,333
Subtotal			59,548,982	933,333	(23,701,146)	(5,660,296)	31,120,873
Weighted average exercise price			CA$0.22	CA$0.20	CA$0.18	CA$0.16	CA$0.26

November 27, 2022	US$0.75	0.58	–	1,375,499	–	–	1,375,499
June 10, 2026	US$0.13	4.12	–	3,000,000	–	–	1,500,000
June 10, 2026	US$0.19	4.12	–	3,000,000	–	–	1,500,000
Subtotal			–	7,375,499	–	–	4,375,499
Weighted average exercise price			–	US$0.27	–	–	US$0.27

Total			59,548,982	8,308,832	(23,701,146)	(5,660,296)	38,496,372

A summary of the changes in the Company’s common share purchase warrants during the six months ended April 30, 2021 are as follows:

Expiry Date	Exercise Price ($)	Weighted Average Life (Years)	October 31, 2020	Granted	Exercised	Expired/ Cancelled	April 30, 2021
August 31, 2021*	CA$0.21	0.34	3,643,791	–	–	–	3,643,791
November 22, 2021	CA$0.19	0.56	–	5,599,171	–	–	5,599,171
January 17, 2022	CA$0.19	0.71	–	7,337,914	–	–	7,337,914
January 31, 2022	CA$0.19	0.75	–	5,382,303	–	–	5,382,303
February 21, 2022	CA$0.05	0.81	1,505,200	–	–	–	1,505,200
March 24, 2022	CA$0.19	0.90	–	6,554,172	–	–	6,554,172
March 27, 2022	CA$0.05	0.91	1,482,025	–	–	–	1,482,025
April 27, 2022	CA$0.19	0.99	–	851,395	–	–	851,395
May 9, 2022	CA$0.05	1.02	2,368,626	–	–	–	2,368,626
August 14, 2022	CA$0.05	1.29	1,110,000	–	(400,000)	–	710,000
Total			10,109,642	25,724,955	(400,000)	–	35,434,597
Weighted average exercise price			CA$0.11	CA$0.19	CA$0.05	–	CA$0.17

*	The Company received approval of the TSX-V on January 13, 2021 and amended the expiry date of 3,643,791 warrants, extending the expiry date from January 17, 2021 to August 31, 2021, subject to acceleration if the closing price of the Company’s shares exceeds CA$0.30 per common share for at least 10 consecutive trading days.

A summary of the changes in the Company’s common share purchase warrants during the year ended October 31, 2021 are as follows:

Expiry Date	Exercise Price (CA$)	Weighted Average Life (Years)	October 31, 2020	Granted	Exercised	Expired/ Cancelled	October 31, 2021
August 31, 2021*	0.21	–	3,643,791	-	(3,118,618)	(525,173)	–
November 22, 2021	0.19	0.14	–	5,599,171	(1,439,150)	–	4,160,021
January 17, 2022	0.19	0.29	–	7,337,914	(70,000)	–	7,267,914
January 31, 2022	0.19	0.33	–	5,382,303	–	–	5,382,303
February 21, 2022	0.05	0.39	1,505,200	–	–	–	1,505,200
March 24, 2022	0.19	0.48	–	6,554,172	(212,300)	–	6,341,872
March 27, 2022	0.05	0.49	1,482,025	–	(500,000)	–	982,025
April 27, 2022	0.19	0.57	–	851,395	(60,000)	–	791,395
May 9, 2022	0.05	0.61	2,368,626	–	(554,901)	–	1,813,725
May 30, 2022	0.19	0.66	–	5,223,420	–	–	5,223,420
June 17, 2022	0.19	0.71	–	17,853,506	(150,000)	–	17,703,506
July 18, 2022	0.30	0.79	–	4,350,000	–	–	4,350,000
August 14, 2022	0.05	0.87	1,110,000	–	(910,000)	–	200,000
February 13, 2023	0.65	1.37	–	3,827,601	–	–	3,827,601
Total			10,109,642	56,979,482	(7,014,969)	(525,173)	59,548,982
Weighted average exercise price			CA$0.11	CA$0.23	CA$0.16	CA$0.21	CA$0.22

*	The Company received approval of the TSX-V on January 13, 2021 and amended the expiry date of 3,643,791 warrants, extending the expiry date from January 17, 2021 to August 31, 2021, subject to acceleration if the closing price of the Company’s shares exceeds CA$0.30 per common share for at least 10 consecutive trading days.

A summary of the changes in the Company’s common share purchase warrants during the year ended October 31, 2020 are as follows:

Expiry Date	Exercise Price (CA$)	Weighted Average Life (Years)	October 31, 2019	Granted	Exercised	Expired/ Cancelled	October 31, 2020
January 17, 2021	0.21	–	–	3,643,791	–	–	3,643,791
February 21, 2022	0.05	2.31	1,505,200	–	–	–	1,505,200
March 27, 2022	0.05	2.41	3,426,025	–	(1,944,000)	–	1,482,025
May 9, 2022	0.05	2.52	5,088,626	–	(2,720,000)	–	2,368,626
August 14, 2022	0.05	2.79	1,310,000	–	(200,000)	–	1,110,000
May 7, 2020*	0.07	–	3,100,000	–	(3,000,000)	(100,000)	–
October 4, 2020*	0.08	–	5,016,000	–	(3,425,000)	(1,591,000)	–
November 30, 2020*	0.08	–	6,169,926	–	(3,091,383)	(3,078,543)	–
January 23, 2021*	0.08	–	6,388,435	–	(3,409,160)	(2,979,275)	–
March 29, 2021*	0.08	–	8,188,046	–	(4,496,710)	(3,691,336)	–
May 13, 2021*	0.08	–	31,404,738	–	(18,050,408)	(13,354,330)	–
Total			71,596,996	3,643,791	(40,336,661)	(24,794,484)	10,109,642
Weighted average exercise price			CA$0.07	CA$0.21	CA$0.08	CA$0.08	CA$0.11

*	On December 20, 2019, the Company exercised its right to call, subject to acceleration provisions, all outstanding warrants set to expire between May 7, 2020 and May 13, 2021. The expiry was amended to January 19, 2020. This expiry date was then extended to February 19, 2020. Any unexercised warrants were voided and of no value after February 19, 2020.

SCHEDULE OF ASSUMPTIONS USED

	2022	2021
Risk free rate of interest	1.34 – 2.59%	0.20% – 1.07%
Expected life of options	5 years	2 to 5 years
Exercise price of options	CA$0.40 – CA$0.58	CA$0.13 – CA$0.70
Expected annualized volatility	134.93% – 136.08%	130.88% – 140.05%
Expected dividend rate	Nil	Nil

	2021	2020
Risk free rate of interest	0.20% – 1.07%	0.43% – 1.51%
Expected life of options	2 to 5 years	5 years
Exercise price of options	CA$0.13 – CA$0.70	CA$0.11 – CA$0.16
Expected annualized volatility	130.88% – 140.05%	120.13% – 188.46%
Expected dividend rate	Nil	Nil

SCHEDULE OF STOCK OPTIONS ACTIVITY

A summary of the changes in the Company’s stock options during the six months ended April 30, 2022 are as follows:

Expiry Date	Exercise Price (CA$)	Weighted Average Life (Years)	Outstanding as at October 31, 2021	Granted	Exercised	Expired/ Cancelled	Outstanding as at April 30, 2022	Vested as at April 30, 2022
March 27, 2022	0.05	–	1,500,000	–	(750,000)	(750,000)	–	–
December 30, 2022	0.13	0.67	6,000,000	–	–	(150,000)	5,850,000	5,850,000
August 12, 2023	0.05	1.28	2,290,000	–	–	(750,000)	1,540,000	1,540,000
December 3, 2023	0.05	1.59	6,450,000	–	–	(1,000,000)	5,450,000	5,450,000
May 22, 2024	0.12	2.06	7,900,000	–	–	(850,000)	7,050,000	7,050,000
November 3, 2024	0.15	2.52	700,000	–	–	–	700,000	700,000
November 24, 2024	0.16	2.57	320,000	–	–	(300,000)	20,000	20,000
March 26, 2025	0.11	2.91	100,000	–	–	–	100,000	100,000
April 23, 2025	0.12	2.98	3,350,000	–	–	(250,000)	3,100,000	3,100,000
December 30, 2025	0.13	3.67	9,500,000	–	–	–	9,500,000	9,500,000
August 30, 2026	0.70	4.34	21,700,000	–	–	(200,000)	21,500,000	21,350,000
October 1, 2026	0.50	4.42	1,450,000	–	–	–	1,450,000	1,450,000
December 3, 2026	0.58	4.60	–	250,000	–	–	250,000	250,000
March 7, 2027	0.40	4.85	–	500,000	–	–	500,000	500,000
April 8, 2027	0.40	4.94	–	500,000	–	–	500,000	500,000
Total			61,260,000	1,250,000	(750,000)	(4,250,000)	57,510,000	57,360,000
Weighted average exercise price			CA$0.33	CA$0.44	CA$0.05	CA$0.11	CA$0.34	CA$0.33
Aggregate intrinsic value			$19,994,025				$(2,149,050)	$(2,102,148)
Weighted average remaining life			3.46				3.15	3.15

A summary of the changes in the Company’s stock options during the six months ended April 30, 2021 are as follows:

Expiry Date	Exercise Price (CA$)	Weighted Average Life (Years)	Outstanding as at October 31, 2020	Granted	Exercised	Expired/ Cancelled	Outstanding as at April 30, 2021	Vested as at April 30, 2021
February 11, 2021	0.05	0.03	800,000	–	–	(800,000)	–	–
August 16, 2021	0.05	0.54	600,000	–	–	–	600,000	600,000
March 27, 2022	0.05	1.15	1,750,000	–	–	–	1,750,000	1,750,000
August 26, 2022	0.13	–	500,000	–	–	(500,000)	–	–
December 30, 2022	0.13	1.91	–	6,150,000	–	(6,150,000)	–	–
April 19, 2023	0.05	2.21	800,000	–	–	–	800,000	800,000
August 12, 2023	0.05	2.53	3,120,000	–	(100,000)	–	3,020,000	3,020,000
December 3, 2023	0.05	2.84	7,000,000	–	–	–	7,000,000	7,000,000
May 22, 2024	0.12	3.31	7,950,000	–	–	–	7,950,000	7,950,000
November 3, 2024	0.15	3.76	700,000	–	–	–	700,000	700,000
November 24, 2024	0.16	3.82	900,000	–	–	–	900,000	900,000
March 26, 2025	0.11	4.15	300,000	–	–	–	300,000	300,000
April 23, 2025	0.12	4.23	4,000,000	–	–	(300,000)	3,700,000	3,700,000
December 30, 2025	0.13	4.92	–	9,500,000	–	(9,500,000)	–	–
Total			28,420,000	15,650,000	(100,000)	(17,250,000)	26,720,000	26,720,000
Weighted average exercise price			CA$0.09	CA$0.13	CA$0.05	CA$0.13	CA$0.09	CA$0.09
Aggregate intrinsic value			$801,922				$597,721	$597,721
Weighted average remaining life			3.18				2.78	2.78

A summary of the changes in the Company’s stock options during the year ended October 31, 2021 are as follows:

Expiry Date	Exercise Price (CA$)	Weighted Average Life (Years)	Outstanding as at October 31, 2020	Granted	Exercised	Expired/ Cancelled	Outstanding as at October 31, 2021	Vested as at October 31, 2021
February 11, 2021	0.05	–	800,000	–	–	(800,000)	–	–
August 16, 2021	0.05	–	600,000	–	(600,000)	–	–	–
March 27, 2022	0.05	0.40	1,750,000	–	(250,000)	–	1,500,000	1,500,000
August 26, 2022	0.13	–	500,000	–	–	(500,000)	–	–
December 30, 2022	0.13	1.16	–	6,150,000	(100,000)	(50,000)	6,000,000	5,837,500
April 19, 2023	0.05	–	800,000	–	–	(800,000)	–	–
August 12, 2023	0.05	1.78	3,120,000	–	(600,000)	(230,000)	2,290,000	2,290,000
December 3, 2023	0.05	2.09	7,000,000	–	(550,000)	–	6,450,000	6,450,000
May 22, 2024	0.12	2.56	7,950,000	–	–	(50,000)	7,900,000	7,900,000
November 3, 2024	0.15	3.01	700,000	–	–	–	700,000	700,000
November 24, 2024	0.16	3.07	900,000	–	(30,000)	(550,000)	320,000	320,000
March 26, 2025	0.11	3.40	300,000	–	(200,000)	–	100,000	100,000
April 23, 2025	0.12	3.48	4,000,000	–	(300,000)	(350,000)	3,350,000	3,350,000
December 30, 2025	0.13	4.17	–	9,500,000	–	–	9,500,000	9,500,000
August 30, 2026	0.70	4.83	–	21,700,000	–	–	21,700,000	21,400,000
October 1, 2026	0.50	4.92	–	1,450,000	–	–	1,450,000	1,450,000
Total			28,420,000	38,800,000	(2,630,000)	(3,330,000)	61,260,000	60,797,500
Weighted average exercise price			CA$0.09	CA$0.46	CA$0.07	CA$0.09	CA$0.33	CA$0.32
Aggregate intrinsic value							$19,994,025	$19,908,026
Weighted average remaining life							3.46	3.46
A summary of the changes in the Company’s stock options during the year ended October 31, 2020 are as follows:

Expiry Date	Exercise Price (CA$)	Weighted Average Life (Years)	Outstanding as at October 31, 2019	Granted	Exercised	Expired/ Cancelled	Outstanding as at October 31, 2020	Vested as at October 31, 2020
May 31, 2020	0.08	–	400,000	–	(400,000)	–	–	–
June 3, 2020	0.05	–	550,000	–	–	(550,000)	–	–
February 11, 2021	0.05	0.53	1,300,000	–	–	(500,000)	800,000	800,000
August 16, 2021	0.05	1.04	1,200,000	–	–	(600,000)	600,000	600,000
March 27, 2022	0.05	1.65	2,000,000	–	–	(250,000)	1,750,000	1,750,000
August 26, 2022	0.13	–	–	500,000	–	–	500,000	–
April 19, 2023	0.05	2.72	800,000	–	–	–	800,000	800,000
August 12, 2023	0.05	3.03	3,780,000	–	(100,000)	(560,000)	3,120,000	3,120,000
December 3, 2023	0.05	3.35	9,600,000	–	–	(2,600,000)	7,000,000	7,000,000
May 22, 2024	0.12	3.81	10,000,000	–	–	(2,050,000)	7,950,000	7,950,000
November 3, 2024	0.15	4.27	–	700,000	–	–	700,000	700,000
November 24, 2024	0.16	4.32	–	900,000	–	–	900,000	775,000
March 26, 2025	0.11	4.66	–	300,000	–	–	300,000	300,000
April 23, 2025	0.12	4.73	–	4,200,000	–	(200,000)	4,000,000	3,625,000
Total			29,630,000	6,600,000	(500,000)	(7,310,000)	28,420,000	27,420,000
Weighted average exercise price			CA$0.07	CA$0.13	CA$0.07	CA$0.07	CA$0.09	CA$0.09
Aggregate intrinsic value							$801,922	$866,441
Weighted average remaining life							3.18	3.18

SCHEDULE OF NONVESTED STOCK OPTIONS

A summary of the changes in the Company’s nonvested stock options during the six months ended April 30, 2022 are as follows:

Expiry Date	Fair Value Per Share (CA$)	Weighted Average Life (Years)	Nonvested as at October 31, 2021	Granted	Vested	Expired/ Cancelled	Nonvested as at April 30, 2022
December 30, 2022	0.07	1.16	162,500	–	(162,500)	–	–
August 30, 2026	0.56	4.83	300,000	–	(150,000)	–	150,000
Total			462,500	–	(312,500)	–	150,000
Weighted average grant date fair value – per option			CA$0.39	–	CA$0.30	–	CA$0.56
Weighted average grant date fair value – total			$144,131	–	$74,063	–	$65,463

A summary of the changes in the Company’s nonvested stock options during the year ended October 31, 2021 are as follows:

Expiry Date	Fair Value Per Share (CA$)	Weighted Average Life (Years)	Nonvested as at October 31, 2020	Granted	Vested	Expired/ Cancelled	Nonvested as at October 31, 2021
December 30, 2022	0.07	1.16	–	650,000	487,500	–	162,500
August 30, 2026	0.56	4.83	–	300,000	–	–	300,000
Total			–	950,000	487,500	–	462,500
Weighted average grant date fair value – per option			–	CA$0.22	CA$0.07	–	CA$0.39
Weighted average grant date fair value – total			–	$170,781	$26,650	–	$144,131